Security deposits and maintenance reserves	12 Months Ended
Dec. 31, 2018
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Security deposits and maintenance reserves
13.	Security deposits and maintenance reserves

	December 31,
	2018	2017
Security deposits	225,230	180,992
Maintenance reserve deposits	1,321,490	1,078,135

	1,546,720	1,259,127

Security deposits and maintenance reserve deposits are denominated in US dollars and adjusted for changes to foreign exchange rates. Security deposits are related to aircraft lease contracts and will be refunded to the Company when the aircraft is returned at the end of the lease agreement. Maintenance reserve deposits are paid under certain aircraft leases to be held as collateral in advance of the performance of major maintenance activities and are reimbursable upon completion of the related maintenance event, under certain conditions.

As of December 31, 2018, maintenance reserve deposits are expected to be recoverable as they are lower than the expected cost of the related next maintenance event that the reserves are intended to collateralize. During the year ended December 31, 2018 the Company recognized a write-off of R$31,132 (December 31, 2017—R$9,638) in the “Maintenance materials and repairs” in the income statements line item for maintenance reserve deposits that are not likely to be reimbursed in relation to aircraft that went through their last maintenance event prior to their return.

The Company replaced some of its security deposits and maintenance reserves deposits with bank guarantees, and was refunded an amount of R$18,125 and R$106,875, respectively as of December 31, 2018 (December 31, 2017—R$ R$25,333 and R$32,624 respectively).

Presented below are the changes in the security deposits and maintenance reserve deposits balance:

	Maintenance reserves deposits	Security deposits	Total
Balance at December 31, 2016	858,233	219,772	1,078,005

Additions	291,429	25,815	317,244
Refunds from sublease (*)	—	3,275	3,275
Write-offs	(9,638)	—	(9,638)
Refunds/returns	(81,013)	(69,441)	(150,454)
Foreign exchanges variations	19,124	1,571	20,695

Balance at December 31, 2017	1,078,135	180,992	1,259,127

Additions	317,698	39,593	357,291
Write-offs	(31,132)	(968)	(32,100)
Refunds/returns	(236,987)	(23,175)	(260,162)
Foreign exchanges variations	193,776	28,788	222,564

Balance at December 31, 2018	1,321,490	225,230	1,546,720

(*)	refers to the net amount received and refunds from TAP in relation to security deposits of subleased aircraft.